Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of supplier accounts payable

	2025	2024

Suppliers	5,138,780	4,986,912

Domestic currency	4,414,270	4,233,754
Suppliers of materials and services (i)	4,321,640	4,157,887
Interconnection(ii)	56,960	44,759
Roaming(iii)	6,391	4,667
Co-billing(iv)	29,279	26,441

Foreign currency	724,510	753,158
Suppliers of materials and services (i)	285,866	267,723
Roaming(iii)	438,644	485,435

Current portion	5,138,780	4,986,912

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(iv)	Refers to calls made by the customer when choosing another long-distance operator.

Schedule of supplier paid

	2025	2024

Balance related to invoices included in the Agreements – suppliers paid	590,646	428,609
Balance related to invoices included in the Agreements – suppliers unpaid	-	-
	590,646	428,609